Employee Benefit Plans (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 89,500,000	$ 66,700,000
Defined Benefit Plan, Amortization of Net Gains (Losses)	3,400,000
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	300,000
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	60.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	40.00%
Defined Contribution Plan, Cost Recognized	5,100,000	3,900,000	2,700,000
Pension Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	4,700,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 200,000